Basis of Presentation (Details) - Diamir Biosciences Corp [Member]	3 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2025 USD ($)	May 31, 2024 USD ($)
Basis of Presentation [Line Items]
Business segment unit	1
Net loss	$ (283,700)	$ (176,275)
Net cash used in operating activities	$ (171,585)	$ (60,549)
Limited Operating [Member]
Basis of Presentation [Line Items]
Net loss			$ (743,235)	$ (614,405)
Net cash used in operating activities			$ (313,440)